Significant Accounting Policies and Recent Accounting Pronouncements, textuals 2 (Details) (USD $)	12 Months Ended
Dec. 31, 2014
[OfficeEquipmentMember]
Property, Plant and Equipment [Line Items]
Depreciation Methods	Straight-line basis
Property, Plant And Equipment, Estimated Useful Lives	5 years
[ComputerEquipmentMember]
Property, Plant and Equipment [Line Items]
Depreciation Methods	Straight-line basis
Property, Plant And Equipment, Estimated Useful Lives	3 years
[SoftwareAndSoftwareDevelopmentCostsMember]
Property, Plant and Equipment [Line Items]
Depreciation Methods	Straight-line basis
Property, Plant And Equipment, Estimated Useful Lives	3 years
[ContainerVesselsMember]
Property, Plant and Equipment [Line Items]
Depreciation Methods	Straight-line basis
Estimated residual scrap value per light-weight ton	350
Property, Plant And Equipment, Estimated Useful Lives	30 years
Assumed time-charter rates for asset impairment	to the extent applicable, the most recent 10 year average historical 6-12 months time charter rates
Assumed inflation percentage for asset impairment	3.00%
Assumed vessel utilization for asset impairment	98.00%
Assumed off hire percentage for asset impairment	1.00%